                United States Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment: [   ]      Amendment number:   [   ]

This Amendment (check only one):
         [   ]   is a restatement.
         [   ]   adds new holdings entries.

Institutional Investment Manager filing this Report:

         Name:             Cypress Asset Management
         Address:          2929 Allen Parkway, Suite 2200
                           Houston, TX 77019

13F File Number:           28-5956

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Will Garwood
Title:            President
Phone:            713-512-2100

Signature, Place, and Date of Signing:

                   /s/ Will Garwood
                   ---------------------------------------


Report Type (check only one):

[ X ] 13F HOLDINGS REPORT; (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           112

Form 13F Information Value Total (thousands):     402,164



Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.



List of Other Included Managers None


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                                                           FORM 13F
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                                                                                                                    (SEC USE ONLY)
Page 1 of 6                  12/31/99                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                                ------------------------------

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                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V    Other
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
3 COM                   Common   885535104   $683,380   14,540  X                                         12,140             2,400
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A T & T                 Common   001957109   $235,567    4,636  X                                          1,286             3,350
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ABBOTT LABS             Common   002824100  $5,749,503  158,334 X                                         128,525            29,809
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AFLAC INC               Common   001055102   $212,344    4,500  X                                          4,500               0
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AGILENT TECHNOLOGIES    Common   00846u101   $880,589   11,390  X                                         11,190              200
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ALBERTSONS              Common   013104104  $1,773,742  55,000  X                                         43,906             11,094
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ALLSTATE                Common   020002101  $1,291,314  53,665  X                                         46,265             7,400
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ALTERA                  Common   021441100  $1,474,484  29,750  X                                         18,950             10,800
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ALZA CL A               Common   022615108   $767,532   22,167  X                                         19,037             3,130
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AMER EXPRESS            Common   025816109   $448,875    2,700  X                                          1,000             1,700
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AMER GENERAL            Common   026351106  $5,076,645  66,908  X                                         54,823             12,085
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AMER HOME PROD          Common   026609107  $4,169,331  106,225 X                                         90,255             15,970
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AMER INTL GROUP         Common   026874107  $9,184,786  84,946  X                                         71,337             13,609
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AMER PWR CONVERSION     Common   029066107   $389,295   14,760  X                                         14,760               0
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AMERICA ONLINE          Common   02364J104   $563,751    7,430  X                                          7,430               0
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AMGEN                   Common   031162100  $2,083,268  34,685  X                                         31,635             3,050
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ANALOG DEVICES          Common   032654105 $13,488,720  145,040 X                                         123,665            21,375
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ATMEL CORP.             Common   049513104   $224,675    7,600  X                                          7,600               0
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BANK OF AMERICA         Common   06605F102  $3,434,331  68,430  X                                         52,295             16,135
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COLUMN TOTAL                               $52,132,133
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                                                           FORM 13F
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                                                                                                                    (SEC USE ONLY)
Page 2 of 6                  12/31/99                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                                ------------------------------

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                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V    Other
------------------------------------------------------------------------------------------------------------------------------------
BANK OF NEW YORK                 064057102  $3,919,000  97,975                                            81,835             16,140
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BANK ONE                Common   06423A103  $1,398,880  43,715  X                                         37,550             6,165
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BERKSHIRE HATHAWAY
CL B                    Common   084670207  $2,523,570   1,379  X                                          1,148              231
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BP AMOCO                Common   055622104  $2,738,221  46,166  X                                         36,455             9,711
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BRISTOL-MYERS           Common   110122108  $8,544,640  133,120 X                                         108,700            24,420
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BURLINGTON RESRS        Common   122014103   $819,950   24,800  X                                         20,400             4,400
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CABLEVISION SYS         Common   12686C109   $203,850    2,700  X                                          2,700               0
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CHASE MANHATTAN         Common   16161A108   $408,326    5,256  X                                          3,400             1,856
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CHEVRON                 Common   166751107   $666,239    7,691  X                                          7,691               0
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CHRIS-CRAFT             Common   170520100  $1,827,576  25,339  X                                         19,689             5,650
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CISCO SYSTEMS           Common   17275R102 $10,598,680  98,937  X                                         82,337             16,600
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CITIGROUP               Common   172967101 $15,361,564  275,853 X                                         225,010            50,843
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COCA-COLA               Common   191216100  $8,023,297  137,739 X                                         111,679            26,060
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COMDISCO INC            Common   200336105  $1,093,288  29,350  X                                         28,725              625
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COMPASS BANCSHARES      Common   20449H109   $269,758   12,090  X                                         12,090               0
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COSTCO WHOLESALE        Common   22160K105   $515,563    5,650  X                                          5,400              250
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CYPRESS
SEMICONDUCTOR           Common   232806109   $233,100    7,200  X                                          7,200               0
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DIAGEO PLC ADR          Common   25243Q205  $1,624,640  50,770  X                                         37,581             13,189
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DISNEY, WALT            Common   254687106  $5,908,939  202,015 X                                         169,615            32,400
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EDS                     Common   285661104  $4,372,692  65,325  X                                         55,440             9,885
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COLUMN TOTAL                               $71,051,771
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                                                           FORM 13F
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                                                                                                                    (SEC USE ONLY)
Page 3 of 6                  12/31/99                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                                ------------------------------

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                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V    Other
------------------------------------------------------------------------------------------------------------------------------------
EMC                              268648102   $930,810    8,520                                             7,609              911
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EMERSON ELECTRIC        Common   291011104  $1,469,374  25,610  X                                         19,410             6,200
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ERICSSON                Common   294821400   $581,334    8,850  X                                          1,300             7,550
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EXXON MOBIL
CORPORATION             Common   30231g102  $2,856,343  35,455  X                                         30,641             4,814
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FANNIE MAE              Common   313586109  $5,209,473  83,435  X                                         65,455             17,980
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FEDEX CORP              Common   31428X106  $3,026,919  73,940  X                                         63,715             10,225
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FIRST INVESTORS
FINCL SVCS              Common               $104,995   19,999  X                                         19,999               0
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FIRST UNION             Common   337358105   $588,593   17,870  X                                         14,395             3,475
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FORD                    Common   345370100   $431,618    8,096  X                                          4,215             3,881
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FOREST LABORATORIES     Common   345838106   $245,750    4,000  X                                          4,000               0
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FREDDIE MAC             Common   313400301   $222,135    4,720  X                                          4,720               0
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GENERAL ELECTRIC        Common   369604103 $15,893,578  102,705 X                                         85,583             17,122
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GENERAL INSTRUMENT      Common   370120107   $359,975    4,235  X                                          3,885              350
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GENERAL MILLS           Common   370334104  $2,564,383  71,731  X                                         57,281             14,450
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GILLETTE                Common   375766102  $4,095,273  99,430  X                                         83,625             15,805
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GLOBAL CROSSING LTD     Common   G3921A100  $4,146,700  82,934  X                                         72,364             10,570
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GTE                     Common   362320103  $1,618,351  22,935  X                                         18,365             4,570
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GUIDANT                 Common   401698105  $1,460,995  31,085  X                                         27,085             4,000
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HARTFORD LIFE A         Common   416592103  $2,005,300  45,575  X                                         39,915             5,660
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HERSHEY FOODS           Common   427866108   $201,609    4,250  X                                          1,750             2,500
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COLUMN TOTAL                               $48,013,509
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                                                           FORM 13F
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                                                                                                                    (SEC USE ONLY)
Page 4 of 6                  12/31/99                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                                ------------------------------

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                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V    Other
------------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD                  428236103  $9,069,288  79,730                                            64,130             15,600
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HOME DEPOT              Common   437076102   $236,122    3,434  X                                          2,384             1,050
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HUBBELL CL B            Common   443510201   $350,844   12,875  X                                          7,225             5,650
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IBM                     Common   459200101  $9,772,073  90,587  X                                         75,952             14,635
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INTEL                   Common   458140100  $7,277,166  88,409  X                                         72,271             16,138
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JOHNSON & JOHN          Common   478160104  $9,012,240  96,646  X                                         78,105             18,541
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LILLY, ELI              Common   532457108   $964,250   14,500  X                                         11,355             3,145
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LINEAR TECH             Common   535678106  $2,691,108  37,605  X                                         33,230             4,375
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LSI LOGIC               Common   502161102   $284,850    4,220  X                                          4,220               0
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LUCENT TECH             Common   549463107  $6,052,125  80,695  X                                         61,674             19,021
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MBNA                    Common   55262L100   $347,765   12,762  X                                         12,005              757
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MEDTRONIC               Common   585055106  $1,079,607  29,629  X                                         25,729             3,900
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MELLON FINANCIAL        Common   58551A108  $1,911,758  56,125  X                                         46,925             9,200
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MERCK                   Common   589331107  $8,183,303  121,798 X                                         99,287             22,511
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MERRILL LYNCH           Common   590188108  $2,785,970  33,440  X                                         27,040             6,400
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MICROSOFT               Common   594918104  $9,027,694  77,325  X                                         57,265             20,060
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MINN MINING&MFG         Common   604059105   $567,088    5,794  X                                          4,669             1,125
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MOLEX                   Common   608554101  $1,115,893  19,685  X                                         17,535             2,150
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MOLEX CL A              Common   608554200  $7,995,268  176,691 X                                         149,396            27,295
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MORGAN STANLEY DEAN
WITTER                  Common   617446448  $9,882,583  69,230  X                                         59,194             10,036
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COLUMN TOTAL                               $88,606,991
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                                                           FORM 13F
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                                                                                                                    (SEC USE ONLY)
Page 5 of 6                  12/31/99                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                                ------------------------------

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                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V    Other
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MOTOROLA                         620076109  $7,279,304  49,435                                            36,610             12,825
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NATIONAL CITY           Common               $253,456   10,700  X                                         10,700               0
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NATL SEMICONDUCTOR      Common   637640103   $449,531   10,500  X                                         10,500               0
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NEWBRIDGE NETWORKS      Common   650901101   $200,806    8,900  X                                          7,500             1,400
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NOKIA ADR               Common   654902204  $9,046,809  47,350  X                                         39,850             7,500
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PEPSICO                 Common   713448108  $5,948,790  168,760 X                                         134,785            33,975
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PFIZER                  Common   717081103  $5,048,248  155,630 X                                         129,170            26,460
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PROCTER GAMBLE          Common   742718109  $7,953,909  72,597  X                                         57,358             15,239
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RIVIANA FOODS           Common   769536103   $576,875   32,500  X                                         32,500               0
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ROYAL DUTCH             Common   780257804  $4,613,954  76,185  X                                         63,410             12,775
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SABRE HOLDINGS CORP.
CL A                    Common   785905100  $1,101,875  21,500  X                                         15,600             5,900
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SBC COMM                Common   78387G103  $1,676,951  34,399  X                                         28,520             5,879
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SCHERING PLOUGH         Common   806605101  $3,450,596  81,430  X                                         64,700             16,730
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SONY                    Common   835699307  $8,430,024  29,605  X                                         24,800             4,805
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SPRINT                  Common   852061100   $498,786    7,410  X                                          7,060              350
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ST JUDE MEDICAL         Common   790849103   $214,813    7,000  X                                          7,000               0
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SW AIRLINES             Common   844741108   $355,234   22,030  X                                          1,687             20,343
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T ROWE PRICE ASSOC      Common   741477103   $358,294    9,700  X                                          6,800             2,900
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TARGET CORP.            Common   239753106  $4,338,688  59,080  X                                         50,480             8,600
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TEXAS INSTRMTS          Common   882508104 $17,261,090  178,640 X                                         148,750            29,890
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COLUMN TOTAL                               $79,058,032
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                                                           FORM 13F
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                                                                                                                    (SEC USE ONLY)
Page 6 of 6                  12/31/99                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                                ------------------------------

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                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V    Other
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TIME WARNER                      887315109  $9,803,767  135,575                                           115,655            19,920
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UNILEVER NV             Common   904784709  $1,149,992  21,125  X                                         18,715             2,410
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UNUMPROVIDENT
CORPORATION             Common   91529y106   $489,017   15,252  X                                         12,866             2,386
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US WEST INC.            Common   91273H101   $405,432    5,631  X                                          5,031              600
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VIACOM CL B             Common   925524308 $10,780,539  178,375 X                                         149,605            28,770
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VISIO CORPORATION       Common   927914101   $529,388   11,145  X                                         10,745              400
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VODAFONE AIRTOUCH
PLC                     Common   92857t107   $323,235    6,530  X                                          2,530             4,000
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WALGREEN                Common   931422109   $269,100    9,200  X                                          6,800             2,400
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WAL-MART                Common   931142103 $13,064,625  189,000 X                                         155,690            33,310
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WARNER LAMBERT          Common   934488107  $6,132,039  74,838  X                                         62,198             12,640
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WM WRIGLEY              Common   982526105   $414,273    4,995  X                                          3,795             1,200
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XILINX                           983919101 $19,287,183  424,185 X                                         359,875            64,310
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XL CAPITAL                       G98255105   $653,936   12,606  X                                         10,945             1,661
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COLUMN TOTALS                              $63,302,526
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